COMMITMENTS AND CONTINGENCIES (Details Narrative 3) - USD ($)		9 Months Ended
	Jun. 22, 2015	Sep. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Civil penalty against defendants	$ 2,500
Accrued severance expenses		$ 155,277
Seeking monetary damages		$ 1,982,504